Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Liability for guarantees related to death benefits and interest-sensitive life products	Dec. 31, 2010 Liability for guarantees related to death benefits and interest-sensitive life products	Dec. 31, 2011 Liability for guarantees related to income benefits	Dec. 31, 2010 Liability for guarantees related to income benefits	Dec. 31, 2011 Liability for guarantees related to accumulation and withdrawal benefits	Dec. 31, 2009 Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for guarantees:
Balance at beginning of period	$ 599	$ 550	$ 236	$ 155	$ 227	$ 287	$ 136	$ 108
Less reinsurance recoverables	438	484	93	109	210	268	135	107
Net balance at beginning of period	161	66	143	46	17	19	1	1
Incurred guaranteed benefits	30	95	30	97	(1)	(2)	1
Net change	30	95	30	97	(1)	(2)	1
Net balance at end of period	191	161	173	143	16	17	2	1
Plus reinsurance recoverables	453	438	116	93	175	210	162	107
Balance at end of period	$ 644	$ 599	$ 289	$ 236	$ 191	$ 227	$ 164	$ 108